Document and Entity Information	Aug. 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the current report on Form 8-K of TechTarget, Inc. filed with the Securities and Exchange Commission on August 4, 2021 (the “Original Filing”). This amendment is required to correct the tabular information for adjusted revenue, expected impact of fair value adjustment of unearned revenue, and revenue presented in the Financial Guidance for the Three Months Ended September 30, 2021 table provided in the Shareholder Letter dated August 4, 2021 as Exhibit 99.1 This Form 8-K/A is being filed solely for the purpose of re-furnishing as Exhibit 99.1 the corrected version of our Shareholder Letter dated August 4, 2021.
Document Period End Date	Aug. 04, 2021
Entity Registrant Name	TechTarget, Inc.
Entity Central Index Key	0001293282
Entity Emerging Growth Company	false
Entity File Number	1-33472
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	04-3483216
Entity Address, Address Line One	275 Grove Street
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02466
City Area Code	(617)
Local Phone Number	431-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 per value per share
Trading Symbol	TTGT
Security Exchange Name	NASDAQ